Property, Plant and Equipment, Net (Details) - Schedule of Property, Plant and Equipment, Net ¥ in Thousands, $ in Thousands	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CNY (¥)
Property, Plant and Equipment [Line Items]
Property and equipment, gross	¥ 79,608		¥ 81,987
Less: accumulated depreciation	(25,420)		(20,580)
Property and equipment, net	54,188	$ 7,637	61,407
Cost	26,629		29,578
Less: accumulated depreciation and amortization	(13,363)		(12,094)
Net book value	13,266		17,484
Office Real Estate [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	20,995		20,996
Furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	10,768		5,987
Production and other machineries [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	¥ 47,845		¥ 55,004